Derivatives - Additional Information (Details) - USD ($) $ in Millions	Feb. 29, 2024	Feb. 28, 2022	Feb. 29, 2020
Derivative [Line Items]
Derivative, floor interest rate			0.48%
Derivative, cap interest rate			1.50%
Forecast [Member]
Derivative [Line Items]
Derivative, notional amount	$ 300.0	$ 405.0